Investments in Associates and Other Companies (Details) - Schedule of fair value of these equity investments - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Investments in Associates and Other Companies (Details) - Schedule of fair value of these equity investments [Line Items]
Investment value	$ 1,972	$ 1,949
Stock Exchange [Member]
Investments in Associates and Other Companies (Details) - Schedule of fair value of these equity investments [Line Items]
Investment value	1,964	1,941
Other [Member]
Investments in Associates and Other Companies (Details) - Schedule of fair value of these equity investments [Line Items]
Investment value	$ 8	$ 8